Income Tax- Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax reconciliation [line items]
Income carrying amount before income tax	$ 59,143,532	$ 46,865,902	$ 115,262,256
Applicable income tax rate	35.00%	35.00%	30.00%
Income tax on income carrying amount	$ 20,700,236	$ 16,403,066	$ 34,578,677
Net permanent differences and other tax effects including the fiscal inflation adjustment	(2,330,370)	(14,092,756)	3,782,485
Total income tax	$ 18,369,866	$ 2,310,310	$ 38,361,162